Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,533,625
Previously Paid Amount
Total Fee Amount	4,215.39
Total Offset Amount
Net Fee	$ 4,215.39